CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
INCOME (LOSS)
Gain on sale of mining data	$ 0	$ 0	$ 0	$ 52,500,000
Arbitration award	0	0	0	36,000,000
Interest income	151,586	84,998	1,122,639	173,830
Loss on marketable debt securities	0	(3,347,410)	0	(3,347,410)
Loss on marketable equity securities	(34,378)	(5,442)	(134,943)	(17,046)
Foreign currency gain (loss)	(184,384)	244,265	399,859	(180,292)
Other INCOME (LOSS)	(67,176)	(3,023,589)	1,387,555	85,129,082
EXPENSES
Corporate general and administrative (Notes 3 and 9)	1,470,362	1,116,490	3,918,621	5,631,766
Contingent value rights (Note 3)	262,549	(16,304)	262,549	4,442,820
Siembra Minera Project costs (Note 7)	431,819	3,952,881	4,700,979	5,195,944
Exploration costs	32,070	0	34,798	0
Legal and accounting	179,913	192,992	1,079,141	941,248
Arbitration and settlement (Note 3)	157,262	28,690	254,934	153,998
Equipment holding costs	108,450	305,852	325,101	785,022
Total EXPENSES	2,642,425	5,580,601	10,576,123	17,150,798
Net income (loss) before income tax	(2,709,601)	(8,604,190)	(9,188,568)	67,978,284
Income tax benefit (expense) (Note 10)	4,347,907	12,325,049	4,347,907	(198,216)
Net income (loss) and comprehensive income (loss) for the period	$ 1,638,306	$ 3,720,859	$ (4,840,661)	$ 67,780,068
Net income (loss) per share
Basic	$ 0.02	$ 0.04	$ (0.05)	$ 0.68
Diluted	$ 0.02	$ 0.04	$ (0.05)	$ 0.68
Weighted average common shares outstanding,
Basic	99,395,048	99,395,048	99,395,048	99,395,048
Diluted	99,395,048	99,494,772	99,395,048	99,508,044